Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
21.	Subsequent Events

(1)
On January 3, 2025, the Company had fully drawn down the credit facilities with Shenzhen Rural Commercial Bank (“SRCB”) as disclosed in Note 9(3), totaling
RMB 110
million (approximately $15.5 million). The loan matures in eight years and bears a blended all-in rate of approximately
4.4%
per year (based on the loan prime rate published by the Central Bank of the People’s Republic of China). The loan is collateralized with the Company’s Nam Tai Inno Valley property.

(2)
On March 15, 2025, the Company entered into an agreement for the sale of its Wuxi property to the local government of Wuxi (the “Buyer”) for a total consideration of
RMB 224.8
million (approximately
 $31
million). The Buyer paid
50%
of the purchase price upon signing of the agreement and the remaining 50% upon closing in May 2025.

As of December 31, 2024, the Wuxi property had a carrying value of
 $9.09
million. Following a comprehensive review of its property portfolio, the Company identified this property as a non-core asset. The sale proceeds are being used to strengthen the Company’s liquidity position and support ongoing operations.

(3)
On March 17, 2025, the Company refinanced its
Nam Tai
Technology Center property with a construction loan from SRCB to restart construction activities. The new loan has a maturity of ten years from the closing date and, when fully drawn in accordance with the drawdown schedule, will total RMB 700 million. As of October 31, 2025, RMB 475 million had been drawn. The blended all-in
rate (five-year Loan Prime Rate, or LPR, plus 110 basis points) is approximately 4.7% per year (based on the LPR published on February 20, 2025, as required by the Central Bank of the People’s Republic of China).

The loan agreement permits partial repayment without penalty upon certain conditions in accordance with the release schedule. The Company may also prepay the loan in whole or in part, subject to a prepayment penalty equal to three months’ interest on the outstanding balance at the time of prepayment.
This refinancing replaced a previous loan with Bank of Guangzhou, which had total loan proceeds capped at RMB 450 million, an approximate rate of 6.0% per year (based on one-year
LPR published on August 20, 2024, as required by the bank, plus
265
basis points), and a maturity date of March 1, 2026. In conjunction with the refinancing, the Company incurred a prepayment penalty of RMB
13.7
 million to Bank of Guangzhou based on the existing loan terms, which will be recognized in the Company’s financial statements for the year ending December 31, 2025.

(4)
On July 4, 2025, the Company entered into a new loan agreement (the “New Loan”) with China CITIC Bank Corporation Limited relating to its
 Nam Tai
Inno Park property in Shenzhen, China. The New Loan has a total facility amount of RMB 600 million, of which RMB 400 million and RMB 200 million were drawn on
July 11, 2025
and July 31, 2025, respectively. The New Loan matures on July 4, 2040, 15 years from the signing date, and bears a blended annual interest rate of approximately 4.3% (based on the five-year Loan Prime Rate published on June 20, 2025, plus 80 basis points). The principal repayment schedule requires repayments of RMB 12 million within one year and RMB 54 million within three years from the full drawdown date.

The New Loan replaced the previous loan with Bank of China, which had an outstanding balance of RMB 405 million as of July 21, 2025 and an original maturity date of November 7, 2028. The refinancing provides improved terms and is expected to generate significant cash flow benefits, including approximately RMB 195 million in available liquidity and reduced principal repayment and interest expenses of approximately RMB 73 million over the next year and RMB 225 million over the next three years. Excess proceeds are expected to be used to support the continued development of Nam Tai Technology Center and unlock value at
Nam Tai
Inno Valley.

(5)
In July 2025, the Company received a notice from Shenzhen Guangshengda Construction Co., Ltd. (“Guangshengda”) regarding the assignment of claims for Nam Tai • Longxi project under its general construction contract to Shenzhen Weiyueda Mechanical & Electrical Installation Engineering Co., Ltd. (“Weiyueda”). The Company responded in August 2025, disputing and refusing to acknowledge the validity of such assignment. The Company believes the assignment is invalid due to, among other reasons, Guangshengda’s failure to fully perform its post-warranty maintenance obligations, which has led to customer complaints and potential group disputes; the ongoing and unresolved final project settlement process, which includes potential claims for liquidated damages against Guangshengda for project delays; and Guangshengda’s failure to issue the full amount of required invoices for the project.

In late August 2025, 54 residential units of the project were frozen by a court order following a pre-litigation asset preservation application filed by Weiyueda.

In September 2025, the Company filed a jurisdictional challenge, arguing that the case should be heard by a court in Shenzhen, which is currently under review by the court. The Company has also applied to substitute the frozen assets, specifically the pre-sold properties, with other unencumbered assets. Such an application has not been approved as the plaintiff, Weiyueda, objected.
In October 2025, Weiyueda’s legal counsel proposed a potential settlement involving the transfer of properties in lieu of cash payment. This proposal is under preliminary review and no agreement has been reached.
Based on consultation with legal counsel, management believes the Company has reasonable grounds to contest the claims. However, the ultimate outcome and timeline remain uncertain. As of the date of this report, the Company has not recorded a provision related to this matter.

(6)
The Company is involved in litigation with Dongguan Kaisa Property Management Co., Ltd. (“Dongguan Kaisa Property”), the initial property management service provider for Nam Tai • Longxi project, which substantially completed construction in 2022.

In October 2024, as part of the abovementioned Settlement with GSL, the Company entered into a settlement agreement with Dongguan Kaisa Property to terminate the property management contract for Nam Tai • Longxi project and change the property management company with the assistance of Dongguan Kaisa Property. However, Dongguan Kaisa Property did not vacate, and filed a lawsuit against the Company later in 2025.
In August 2025, Dongguan Kaisa Property obtained a pre-litigation preservation order from the court, freezing two residential units of the Nam Tai • Longxi project and approximately RMB 0.16 million in the Company’s bank accounts. In October 2025, the Company obtained Dongguan Kaisa Property’s statement of claim, which seeks payment of approximately RMB 1.09 million in property management fees for vacant residential units and parking units from November 2024 to May 2025, plus fees of approximately RMB 2.2 million for vacant commercial units from September 2023 to May 2025, totaling approximately RMB 3.43 million, inclusive of late payment interest.
In November 2025, in response to Dongguan Kaisa Property’s actions, the Company initiated arbitration with the International Chamber of Commerce (“ICC”) against GSL and Kaisa.
On January 21, 2026, the Company and the Kaisa-affiliated parties executed a supplemental agreement to the Settlement. Pursuant to this supplemental agreement, the parties have submitted applications to withdraw the Dongguan litigation, to lift all related preservation measures, and to withdraw the ICC arbitration. Dongguan Kaisa Property has also undertaken that it will not pursue any claims for property management service fees incurred on or before December 31, 2025.
Based on consultation with legal counsel, management believes that the supplemental agreement has fully resolved the disputes. All litigation, arbitration proceedings and related preservation measures have been, or are in the process of being, formally withdrawn. As the Company no longer faces a probable loss, no provision has been recorded.

(7)
Since late 2024, IsZo Capital LP (“IsZo”) has made several demands against the Company related to, among other things, IsZo’s allegation that the Company owes it reimbursements for certain litigation and activism campaign costs. The Company has been engaged in discussions with IsZo regarding IsZo’s allegations. To date, IsZo has not filed any formal litigation action against the Company.

(8)
On December 23, 2025, the Company and IAT Insurance Group, Inc. entered into an amendment to the amended Original Promissory Note as disclosed in Note 20, which had a principal amount of $12 million and a maturity date of January 11, 2026. Base on the new amendment, beginning January 12, 2026, the maturity date of the Note will automatically extend for successive 90-day rollover periods unless IAT delivers at least 60 days’ prior written notice requiring repayment before the end of any such period. As of the amendment date, the outstanding principal balance of the Note was approximately $15.75 million, with accrued interest of approximately $47 thousand.

(9)
On January 9, 2026, the Company fully repaid the outstanding principal of $3 million and accrued interest of approximately $0.95 million under the IsZo Note as disclosed in Note 20. IsZo has also claimed additional expenses of $0.95 million. We have requested supporting evidence for this claim but have not yet received a response as of the date of this filing.